EQUITY	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Equity [Abstract]
Stockholders Equity Note Disclosure [Text Block]

NOTE 11 — EQUITY

Delisting Notice

On February 9, 2015, the Company received a written notification (the “Notice”) from the Nasdaq Stock Market LLC (“Nasdaq”) indicating that the Company was not in compliance with Nasdaq Listing Rule 5550(a)(2) relating to the minimum bid requirements as the Company’s closing bid price was below $1.00 per share for the previous thirty (30) consecutive business days.
Pursuant to Nasdaq Listing Rule 5810(c)(3)(A), the Company has been granted a 180 calendar day compliance period, or until August 10, 2015, to regain compliance with the minimum bid price requirements. During the compliance period, the Company’s shares of common stock will continue to be listed and traded on the Nasdaq Capital Market. To regain compliance, the closing bid of the Company’s shares of common stock must meet or exceed $1.00 per share for at least ten (10) consecutive business days during the 180 calendar day grace period.
If the Company is not in compliance by August 10, 2015, the Company may be afforded a second 180 calendar day grace period. To qualify, the Company would be required to meet the continued listing requirement for market value of publicly held shares and all other initial listing standards for the Nasdaq Capital Market, with the exception of the minimum bid price requirements. In addition, the Company would be required to notify Nasdaq of its intent to cure the minimum bid price deficiency by effecting a reverse stock split, if necessary.
If the Company does not regain compliance within the allotted compliance period(s), including any extensions that may be granted by Nasdaq, Nasdaq will provide notice that the Company’s shares of common stock will be subject to delisting.
The Company intends to monitor its closing bid price for its common stock between now and August 10, 2015, and will consider available options to resolve the Company’s noncompliance with the minimum bid price requirement, as may be necessary. There can be no assurance that the Company will be able to regain compliance with the minimum bid price requirement or will otherwise be in compliance with other Nasdaq listing criteria.

Equity Distribution Agreement

On February 23, 2015, the Company delivered notice to Roth Capital Partners, LLC (“Roth”) terminating the Equity Distribution Agreement effective as of February 23, 2015. The Company previously entered into the Equity Distribution Agreement with Roth on November 19, 2014 and amended on December 30, 2014. The Company also filed a supplement to the Prospectus Supplement terminating the offering with respect to the $1,000,000 of the Company’s common stock issuable to Roth under the Equity Distribution Agreement. No shares of the Company’s common stock were sold to Roth by the Company during the term of the Equity Distribution Agreement.

Warrants and Options

The Company has issued warrants and options outside of the equity incentive plans. A summary of the warrant and option activity is as follows:

	Number of Warrants and Options (in Shares)	Weighted Average Exercise Price
Outstanding January 1, 2015	5,579,905	$9.69
Granted	1,522,500	1.97
Exercised	—	—
Forfeited or Expired	(74,284)	19.25
Outstanding, March 31, 2015	7,028,151	7.90
Exercisable, March 31, 2015	6,708,151	$8.15

13 — EQUITY

April 2014 Offering

On April 22, 2014, the Company closed an underwritten public offering of 5,265,000 shares of common stock, at a purchase price to the public of $1.90 per share, for net proceeds to the Company, after deducting underwriter discounts and offering expenses, of $8,816,000. Roth Capital Partners and Feltl and Company acted as underwriters for the offering.

Reduction in Authorized Shares

On June 11, 2014, the Board approved a resolution to amend the Corporation’s Certificate of Incorporation, declaring said resolution to be advisable, and calling for the submission of the following resolution to the shareholders to authorize the Board to decrease the number of authorized shares of common stock from 300,000,000 shares to 100,000,000 shares.

Purchase Agreements and Registration Rights Agreement with Lincoln Park

$1,000,000 Purchase Agreement
On September 22, 2014, the Company entered into a Purchase Agreement with Lincoln Park Capital Fund (“Lincoln Park”), pursuant to which we offered 500,000 shares of common stock to Lincoln Park at a price of $2.00 per share, for an aggregate purchase price of $961,000 net of expenses. The closing of the transaction occurred on September 24, 2014. The Company issued the 500,000 shares of common stock pursuant to the Company’s registration statement on Form S-3 that was declared effective on August 31, 2014 (the “Shelf registration Statement”).
$15,000,000 Purchase Agreement
On September 19, 2014, the Company entered into a Purchase Agreement (the “$15M Purchase Agreement”) and a registration rights agreement with Lincoln Park. In consideration for entering into the transaction, the Company issued 175,000 shares of its common stock to Lincoln Park as a commitment fee upon execution of the $15M Purchase Agreement. The Company recorded $346,000 as a prepaid expense based upon a stock price of $1.98 on the date of issuance. Lincoln Park also agreed to purchase up to $15,000,000 of shares of common stock over the 24-month term of the $15M Purchase Agreement.
The $15M Purchase Agreement provides that, from time to time over the term of the $15M Purchase Agreement, on any business day, as often as every other business day, and at its sole discretion, the Company may require Lincoln Park to purchase up to 100,000 shares of common stock (a “Regular Purchase”); provided, however, that (i) a Regular Purchase may be increased to up to 150,000 shares of common stock provided that the closing sale price of common stock is not below $2.00 on the purchase date, (ii) a Regular Purchase may be increased to up to 200,000 shares of common stock provided that the closing sale price of common stock is not below $2.50 on the purchase date and (iii) a Regular Purchase may be increased to up to 250,000 shares of common stock provided that the closing sale price of common stock is not below $3.00 on the purchase date; and provided, further, that the aggregate price of any Regular Purchase shall not exceed $1,000,000. The Company may not sell any shares of its common stock as a Regular Purchase on a date in which the closing sale price of its common stock is below $1.50. The purchase price for Regular Purchases shall be equal to the lesser of (i) the lowest sale price of common stock on the purchase date and (ii) the average of the three (3) lowest closing sale prices of common stock during the ten (10) business days prior to the purchase date, as reported on the NASDAQ Capital Market.
The Company also has the right, at its sole discretion, to require Lincoln Park to make an accelerated purchase on the business day following the purchase date of a Regular Purchase in an amount up to the lesser of (i) 200% of the number of shares of common stock purchased as a Regular Purchase and (ii) 30% of the trading volume of common stock on such accelerated purchase date, provided that the closing price of common stock equals or exceeds $1.50 on such accelerated purchase date, as reported on the NASDAQ Capital Market. The purchase price per share of common stock for any accelerated purchase will be equal to the lesser of (i) the closing sale price of common stock on the accelerated purchase date and (ii) 95% of the volume weighted average price of common stock on the accelerated purchase date.
On October 3, 2014, the Company filed a registration statement on Form S-1 with the SEC to register 4,782,906 shares of the Company’s common stock for sale to Lincoln Park under the $15M Purchase Agreement and 175,000 shares of common stock issued to Lincoln Park on September 19, 2014 as a commitment fee. On October 20, 2014, the SEC declared this registration statement effective.
As of December 31, 2014, the Company has drawn down $145,000 and issued 100,000 shares of common stock under the $15M Purchase Agreement. The Lincoln Park prepaid expense was $294,000 as of December 31, 2014, representing a decrease of $52,000 from the initial recording of $346,000. The Company is amortizing the prepaid balance to additional paid in capital on a straight line basis over the term of the agreement.
$1,331,500 Purchase Agreement
On November 25, 2014, the Company entered into a purchase agreement, pursuant to which the Company sold to Lincoln Park, certain officers and directors of the Company (the “Affiliate Purchasers”) and certain other investors (the “Other Investors”) an aggregate of $1,331,500 of the Company’s common stock,. The Company received net proceeds of $1,311,500 after deducting $20,000 in expenses associated with the purchase agreement. Pursuant to the Purchase Agreement, Lincoln Park purchased 500,000 shares of Common Stock at a purchase price of $1.25 per share, the Affiliate Purchasers purchased 245,984 shares of Common Stock at a purchase price of $1.37 per share and the Other Investors purchased 295,600 shares of Common Stock at a purchase price of $1.25 per share pursuant to the Company’s Shelf Registration Statement.

Equity Distribution Agreement with Roth Capital Partners, LLC

On November 18, 2014, we entered into an Equity Distribution Agreement (the “Equity Distribution Agreement”) with Roth Capital Partners, LLC (“Roth”), pursuant to which the Company may sell from time to time up to $10,000,000 of shares of common stock (the “Shares”), through Roth (the “Offering”). The Equity Distribution Agreement was amended on December 29, 2014 to change the amount of the Offering to up to $1,000,000. Effective February 23, 2015, the Company terminated the Equity Distribution Agreement with Roth.

Issuance of common stock to 31 Group

On December 30, 2014, the Company issued 33,142 shares of its common stock in consideration of 31 Group’s execution and delivery of the Purchase Agreement (See Note 12 — Series A Convertible Preferred Stock).

Stock Options — Equity Incentive Plans:

The Company’s stock option plans provide for the grant of options to purchase shares of common stock to officers, directors, other key employees and consultants. The purchase price may be paid in cash or “net settled” in shares of the Company’s common stock. In a net settlement of an option, the Company does not require a payment of the exercise price of the option from the optionee, but reduces the number of shares of common stock issued upon the exercise of the option by the smallest number of whole shares that has an aggregate fair market value equal to or in excess of the aggregate exercise price for the option shares covered by the option exercised. Options generally vest over a three year period from the date of grant and expire ten years from the date of grant.
A summary of the Company’s historical stock option plan activity as of December 31, 2014 is as follows:

Plan Name	Options Authorized	Options Granted	Shares Exercised	Shares Forfeited/Expired	Options Outstanding
2004	142,857	142,857	67,460	46,823	28,574
2005	142,857	142,857	10,000	58,572	74,285
2006	314,285	310,102	6,304	72,238	231,560
2007	28,571	25,714	—	4,285	21,429
2009	285,714	358,440	10,041	113,113	235,286
2013	906,291	413,225	—	45,550	367,675
Total	1,820,575	1,393,195	93,805	340,581	958,809
Under ASC 718, the weighted average fair value of options granted was $1.22 and $1.99 for options granted in 2014 and 2013, respectively. Each option is estimated on the date of grant, using the Black-Scholes model and the following assumptions (all in weighted averages):

	2014	2013
Exercise price	$1.42	$2.43
Volatility	118%	109%
Risk-free interest rate	1.63%	1.37%
Expected dividend yield	0%	0%
Expected term (years)	6	6
The risk-free rate is based on the rate for the U.S. Treasury note over the expected term of the option. The expected term for employees represents the period of time that options granted are expected to be outstanding using the simplified method, for non-employee options the expected term is the full term of the option. Expected volatility is based on the average of the weekly share price changes over the shorter of the expected term or the period from the placement on London Stock Exchange’s AIM Market to the date of the grant. The forfeiture rate is based on historical data related to prior option grants, as we believe such historical data will be similar to future results.
A summary of the status of the Company’s stock option plans for the years ended December 31, 2014 and 2013 is as follows:

	Number of Options (in Shares)	Weighted Average Exercise Price
Options Outstanding January 1, 2013	700,903	$38.15
Granted	334,161	2.43
Exercised	—	—
Forfeited or Expired	(52,084)	13.16
Options outstanding, December 31, 2013	982,980	28.05
Exercisable, December 31, 2013	571,261	$44.79
Options Outstanding, January 1, 2014	982,980	$28.05
Granted	107,600	1.42
Exercised	—	—
Forfeited or Expired	(131,771)	15.87
Options outstanding, December 31, 2014	958,809	26.68
Exercisable, December 31, 2014	656,123	$37.60
Summary information regarding the options outstanding and exercisable at December 31, 2014 is as follows:

	Outstanding			Exercisable
Range of Exercise Prices	Number Outstanding (in shares)	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable (in shares)	Weighted Average Exercise Price
$1.05 – 8.05	474,610	8.41	$2.94	204,695	$4.73
8.40 – 23.80	223,074	5.06	14.74	190,303	14.74
35.00 – 70.00	235,277	1.19	68.83	235,277	68.83
122.50 – 288.75	25,848	2.02	181.98	25,848	181.98
	958,809			656,123
Under the provisions of ASC 718, the Company recorded approximately $625,000 and $796,000 of stock based compensation expense for the years ended December 31, 2014 and 2013, respectively. Stock based compensation for employees was approximately $305,000 and $421,000 and stock based compensation expense for non-employees was approximately $320,000 and $375,000 for the years ended December 31, 2014 and 2013, respectively. As of December 31, 2014 and 2013, there was approximately $0.6 million and $1.2 million, respectively, of unrecognized compensation cost related to non-vested options under the plans.
In 2014 and 2013, no options were exercised. The intrinsic value of options exercisable at December 31, 2014 and 2013 was $0 and $0, respectively. The total fair value of shares vested during 2014 and 2013 was $830,000 and $846,000, respectively.
We had approximately $0.6 million of unrecognized stock-based compensation expense related to unvested stock options, net of estimated forfeitures, as of December 31, 2014, which we expect to be recognized over the next three years.
Deferred tax benefits recognized from the timing difference of recognizing stock based compensation expense per the financial statements compared to the income tax return has been fully reserved for as the Company is in a net loss position. No windfall tax benefits have been recognized for the exercise of stock options.

Warrants:

The Company has issued warrants, outside of the equity incentive plans, at exercise prices equal to or greater than market value of the Company’s common stock at the date of issuance.
A summary of the warrant and option activity is as follows:

	Number of Options/Warrants (in Shares)	Weighted Average Exercise Price
Warrants Outstanding January 1, 2013	594,285	$25.90
Granted	3,652,669	6.61
Exercised	(858)	0.35
Forfeited or Expired	—	—
Warrants Outstanding, December 31, 2013	4,246,096	6.53
Exercisable, December 31, 2013	4,246,096	$6.53
Warrants Outstanding, January 1, 2014	4,246,096	$6.53
Granted	375,000	2.00
Exercised	—	—
Forfeited or Expired	—	—
Warrants Outstanding, December 31, 2014	4,621,096	6.16
Exercisable, December 31, 2014	4,621,096	$6.16
Summary information regarding the warrants as of December 31, 2014 is as follows:

Exercise Price	Number Outstanding (in shares)	Weighted Average Remaining Contractual Life (in years)
$0.35	70,726	3.65
$2.00	375,000	5.00
$2.19	171,450	3.89
$5.50	571,428	1.13
$6.87	3,266,778	3.66
$7.87	14,286	0.28
$8.75	142,857	3.04
$35.00	8,571	2.20
Exercisable, December 31, 2014	4,621,096